Net fee income - Summary of net fee income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Analysis Of Income And Expense [Line Items]
Account services	£ 166	£ 169
Funds under management	234	208
Cards	25	29
Credit facilities	148	137
Broking income	208	167
Underwriting	147	138
Imports/exports	14	19
Remittances	52	55
Global custody	85	98
Corporate finance	33	35
Securities others – (including stock lending)	52	52
Trust income	26	27
Other	185	224
Fee income	1,375	1,358
Less: fee expense	(721)	(684)
Net fee income	654	674
MSS
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	662	670
Less: fee expense	(789)	(751)
Net fee income	(127)	(81)
GB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	472	446
Less: fee expense	(109)	(93)
Net fee income	363	353
GBM Other
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	54	70
Less: fee expense	(50)	(45)
Net fee income	4	25
CMB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	228	216
Less: fee expense	(12)	(8)
Net fee income	216	208
WPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	279	279
Less: fee expense	(75)	(103)
Net fee income	204	176
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	(320)	(323)
Less: fee expense	314	316
Net fee income	£ (6)	£ (7)